Property, plant and equipment	6 Months Ended
Jun. 30, 2023
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Property, plant and equipment
7. Property, plant and equipment

	Right-of-use asset (building) (£’000)	Leasehold improvements (£’000)	Office Equipment (£’000)	IT Equipment (£’000)	Total (£’000)

Cost or valuation at January 1, 2023 and June 30, 2023	2,465	557	164	173	3,359

Depreciation and impairment
At January 1, 2023	(1,088)	(219)	(76)	(145)	(1,528)

Depreciation for the period	(199)	(48)	(11)	(9)	(266)

At June 30, 2023	(1,287)	(267)	(87)	(154)	(1,794)

Net book value
At January 1, 2023	1,377	338	88	28	1,831

At June 30, 2023	1,178	290	77	19	1,565